Jan. 31, 2019
Global Endurance Portfolio
Global Endurance Portfolio

Prospectus Supplement

January 31, 2019

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 31, 2019 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated October 5, 2018, as amended on January 18, 2019

Global Endurance Portfolio

The following is hereby added as the second paragraph of the section of each Prospectus entitled "Fund Summary—Fees and Expenses":

Class I shares may be available on brokerage platforms of firms that have agreements with the Fund's principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

Please retain this supplement for future reference.